Prepaid Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
PREPAID TAXES

NOTE 6. PREPAID TAXES

Prepaid taxes as of March 31 2022 and December 31, 2021, primarily consist of prepaid VAT in the amount of $176,822 and $688,272, respectively, which can be used to offset VAT payable when the Company incurs sales.

NOTE 6. PREPAID TAXES

Prepaid taxes as of December 31, 2021 and 2020, primarily consist of prepaid VAT in the amount of $688,272 and $653,479, respectively, which can be used to offset VAT payable when the Company incurs sales.